Investment Properties (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Investment Properties
(1) Changes in investment properties for the years ended December 31, 2022 and 2023, are as follows:

	2022
(in millions of Korean won)	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	815,331	￦	1,424,066	￦	66,801	￦	2,306,198
Less: Accumulated depreciation		(1,568)		(583,976)		—		(585,544)

Beginning, net		813,763		840,090		66,801		1,720,654
Acquisition		14,569		17,351		55,478		87,398
Disposal and termination		(14,725)		(5,858)		(17)		(20,600)
Depreciation		—		(47,004)		—		(47,004)
Transfer from(to) property and equipment		63,278		140,229		2,676		206,183
Transfer and others		2,907		(28,350)		12,170		(13,273)

Ending, net	￦	879,792	￦	916,458	￦	137,108	￦	1,933,358

Acquisition cost	￦	881,360	￦	1,577,736	￦	137,108	￦	2,596,204
Less: Accumulated depreciation		(1,568)		(661,278)		—		(662,846)

	2023

(in millions of Korean won)	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	881,360	￦	1,577,736	￦	137,108	￦	2,596,204
Less: Accumulated depreciation		(1,568)		(661,278)		—		(662,846)

Beginning, net		879,792		916,458		137,108		1,933,358
Acquisition		—		57,529		153,279		210,808
Disposal and termination		(8,167)		(9,323)		—		(17,490)
Depreciation		—		(52,869)		—		(52,869)
Transfer from(to) property and equipment		37,725		88,336		189		126,250
Transfer and others		1		27,544		(29,467)		(1,922)

Ending, net	￦	909,351	￦	1,027,675	￦	261,109	￦	2,198,135

Acquisition cost	￦	910,919	￦	1,750,677	￦	261,109	￦	2,922,705
Less: Accumulated depreciation		(1,568)		(723,002)		—		(724,570)